Summary of Significant Accounting Policies (Tables)	12 Months Ended
Sep. 30, 2024
Summary of Significant Accounting Policies [Abstract]
Schedule of Disaggregation of Revenue

The following table illustrates the disaggregation of revenue:

	For the years ended September 30,
	2024	2023	2022
Revenue
Referral fees	$13,505	$76,338	$1,760,760
Advisory service fees	600,437	221,119	274,904
Management fees	25,970	51,071	49,614
Net Revenue	$639,912	$348,528	$2,085,278
	For the years ended September 30,
	2024	2023	2022
Timing of Revenue Recognition
Services transferred at a point in time	$13,505	$76,338	$1,760,760
Services transferred over time	626,407	272,190	324,518
Balance at end of the year	$639,912	$348,528	$2,085,278

Schedule of Contract Assets	Contract assets as of September 30, 2024 and 2023 are as follows:
	As of September 30,
	2024	2023
Contract assets, net	$483	$91,565

Schedule of Significant Changes in the Contract Assets Balances

The significant changes in the contract assets balances during the years ended September 30, 2024 and 2023 are as follows:

Contract assets
Balance as of 9/30/2022	137,001
Amounts billed to customers(1)	(45,388)
Provision of current expected credit losses	(713)
Exchange diff.	665
Balance as of 9/30/2023	91,565
Amounts billed to customers(1)	(17,414)
Provision of current expected credit losses(2)	(74,622)
Exchange diff.	954
Balance as of 9/30/2024	$483

(1)	The amounts billed to customers represent the reclassification of contract assets to receivables as the result of rights to consideration becoming unconditional.

(2)	During the year ended September 30, 2024, the Group recognized that the contract assets which derived from insurance commission, required a full allowance due to the non-renewal of the insurance. As of September 30, 2024 and 2023, the allowance for credit losses were $74,622 and $713, respectively.